Leases - Summary of Consolidated Statement Of Earnings (Parenthetical) (Detail) $ in Millions	12 Months Ended
Mar. 27, 2021 USD ($)
Variable Rent Expense [Member]
Summary Of Consolidated Statement Of Earnings [Line Items]
Rent concessions recognized amount	$ 4.1